Inventories (Schedule of Inventories) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Components		$ 33,212	$ 19,630
Work in process		12,688	10,123
Finished products	[1]	18,009	14,399
Total inventories		$ 63,909	$ 44,152

[1]	includes systems at customer locations not yet sold, as of December 31, 2021 and 2020, in the amount of $4,259 and $10,613 respectively.